COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments, License Agreement, Liens and Pledges) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Oct. 20, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 19, 2012
Lease commitments:
Rent expense					$ 167,000		$ 119,000	$ 131,000	$ 126,000
License Agreement:
Royalty percent on foreign sales	2.90%			7.00%	7.00%
Royalty percent on sales under threshold in the US	2.90%			7.00%	7.00%
Sales threshold for determining royalty fee				10,000,000	10,000,000
Royalty percent on sales exceeding threshold in the US	2.90%			10.00%	10.00%
Payment of royalties	205,587
Royalties expenses		918,000		918,000	136,000		39,000
Estimated cost included in loss from discontinued operations	85,000
Shares issued for license agreement	215,000
Closing price per share										$ 8.2
Value of consideration given	1,848,000
Value allocated to royalties buyout	930,000
Compensation expense	918,000
Liens and pledges
Restricted cash		93,000		93,000	37,000
Building [Member]
Operating Leased Assets [Line Items]
2013					345,000
2014					320,000
2015					122,000
Total aggregate future minimum lease obligations					787,000
Vehicles [Member]
Operating Leased Assets [Line Items]
2013					58,000
2014					46,000
2015					22,000
Total aggregate future minimum lease obligations					$ 126,000